Commitments and Contingencies (Details) - USD ($)	1 Months Ended		12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Lessor amount			$ 300,000
Improvement allowance,description			To complete certain leasehold improvements, the lessor agreed to provide the Company a tenant improvement allowance of $1.2 million as well as an option to take an additional allowance of $0.4 million to be repaid over the lease term at an interest rate of 9% per annum, which the Company exercised.
Improvement allowance			$ 1,200,000
Additional Liability, Long-Duration Insurance, Reinsurance Recoverable, after Allowance			$ 400,000
Interest rate per annum,percentage			9.00%
Leasehold improvements		$ 300,000	$ 1,600,000	$ 300,000
Net construction costs, percentage			5.00%
Variable lease cost			$ 90,000	13,000
Operating expenses or taxes			$ 50,000
Pay stanford net				$ 900,000
Pay stanford net term				3 years
First milestone agreement paid		$ 300,000
License agreements, description	on the first anniversary of the effective date of the agreement and ending upon the first commercial sale of a product, method, or service in the licensed field of use, as follows: $25,000 for each first and second year, $35,000 for each third and fourth year, and $50,000 at each anniversary thereafter ending upon the first commercial sale. The Company is also obligated to pay late-stage clinical development milestones and first commercial sales milestone payments of up to $9.0 million in total.